SUPPLEMENTARY OIL AND GAS INFORMATION (UNAUDITED) (Schedule of Changes in the Standardized Measure) (Details) - USD ($) $ in Millions	7 Months Ended	12 Months Ended
	Dec. 31, 2013 [1]	Dec. 31, 2015	Dec. 31, 2014
Supplemental Oil and Gas Information [Abstract]
Balance at beginning of year		$ 6,421	$ 9,417	[1]
Reserves acquired in the acquisitions of PXP and MMR	$ 14,467	0	0
Sales, net of production expenses	(2,296)	(928)	(3,062)
Net changes in sales and transfer prices, net of production expenses	(459)	(7,766)	(2,875)
Extensions, discoveries and improved recoveries	752	45	194
Changes in estimated future development costs	(1,190)	1,287	(498)
Previously estimated development costs incurred during the year	578	985	982
Sales of reserves in-place	(12)	0	(1,323)
Other purchases of reserves in-place	0	0	487
Revisions of quantity estimates	102	(1,170)	399
Accretion of discount	701	797	1,195
Net change in income taxes	(3,226)	1,721	1,505
Total changes	9,417	(5,029)	(2,996)
Balance at end of year	$ 9,417	$ 1,392	$ 6,421

[1]	Includes the results of FM O&G beginning June 1, 2013.